Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	AGM GROUP HOLDINGS, INC.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	AGM Group Holdings Inc. is filing this Form 6-K/A in order to replace Exhibit 99.2 to its Report on Form 6-K initially filed on December 8, 2021 (the “Original Filing”), in order to correct the number of its Class B ordinary shares in the Unaudited Interim Condensed Consolidated Financial Statements for the Three and Nine Months ended September 30, 2021. Specifically, the corrections are changes to the Consolidated Balance Sheets, Consolidated Statements of Changes in Shareholders’ Equity and Note 16 to reflect the cancellation of 5,000,000 Class B ordinary shares. No other changes have been made to the Original Filing, including its exhibits. Other than as expressly set forth herein, this Form 6-K/A does not, and does not purport to, amend, update, or restate the information in any item of the Original Filing or reflect any events that have occurred after the Original Filing was filed.
Entity Central Index Key	0001705402
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3